Inventory - Schedule of Inventories (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Raw Material	$ 745,012	$ 848,464	$ 952,214
Work in Process	28,445	31,740	9,680
Total	773,457	880,204	961,894
Less reserve for excess or obsolete inventory	(250,000)	(250,000)	(250,000)
Inventory	$ 523,457	$ 630,204	$ 711,894